DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		$ (5,480)	$ (4,293)
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	1,667	(5,392)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0	0
Designated as hedging Instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		5,480	4,293
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	1,667	(5,392)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0	0
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		5,480	4,293
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	1,667	(5,392)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0	0
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0	0
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	0	0
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	$ 0	$ 0

[1]	Classified in operating expenses in the Condensed Consolidated Statement of Operations.
[2]	Includes derivatives not designated as accounting hedge. Classified in financial expense (income), net in the Condensed Consolidated Statement of Operations.